Related party transactions - Related Party Statement of Income or Loss (Details)			12 Months Ended
	Sep. 01, 2018	Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Sep. 26, 2019 $ / shares shares
Disclosure of transactions between related parties [line items]
Issuance of shares			$ 50,000,000	$ 337,000,000	$ 303,500,000
Increase(decrease) from private placement of common stock equity			50,000,000
Voyage expenses			(2,131,000)	(1,290,000)	(1,786,000)
Vessel operating costs			(31,732,000)	(34,272,000)	(27,601,000)
Administrative expenses			(12,975,000)	12,500,000	10,700,000
Restricted stock amortization			$ 27,421,000	$ 25,547,000	22,385,000
Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares			510,420	1,885,633
Handymax and MR [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools				$ 300
LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools				250
Other related parties [member] | Scorpio MR Pool Limited [Member] | MR [Member]
Disclosure of transactions between related parties [line items]
Pool revenue				225,181,000	217,141,000
Other related parties [member] | Scorpio LR2 Pool Limited [Member] | LR2 [Member]
Disclosure of transactions between related parties [line items]
Pool revenue				188,890,000	136,514,000
Other related parties [member] | Scorpio LR1 Pool Limited [Member] | LR1 [Member]
Disclosure of transactions between related parties [line items]
Pool revenue			$ 66,009,000	46,823,000	13,895,000
Other related parties [member] | Scorpio Panamax Tanker Pool Limited [Member] | Panamax [Member]
Disclosure of transactions between related parties [line items]
Pool revenue			0	0	1,515,000
Other related parties [member] | Scorpio Aframax Pool Limited [Member] | Aframax [Member]
Disclosure of transactions between related parties [line items]
Pool revenue			$ 0	$ 0	1,170,000
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, rercent			1.50%
Commission on gross revenue, per charter fixture	0.85%
Commission on gross revenue per charter fixture when excluded in pools, rercent				1.25%
Reimbursement of expenses			$ 200,000
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR2 [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools			250
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | Handymax and MR [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools			325
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools			300
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Technical management fee			30,000,000	$ 30,100,000	22,900,000
Crew wages			138,900,000	125,800,000	100,000,000
Technical Management Fee, Related Party Transactions		$ 175,000	175,000		250,000
Reimbursement of expenses			0	0	0
Other related parties [member] | Insurance Broker [Member]
Disclosure of transactions between related parties [line items]
Insurance related expenses				2,600,000	4,300,000
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Voyage expenses			(4,357)	(25,747)	0
Vessel operating costs			(1,700,000)	(1,600,000)	(400,000)
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Administrative fees charged by SSH			11,400,000	(11,100,000)	9,000,000
Reimbursement of expenses			200,000	0	500,000
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Restricted stock amortization			$ (1,100,000)	$ 1,300,000	$ 1,200,000
Issuance of restricted stock, net of forfeitures (in shares) | shares			221,900	114,400	114,400
Trafigura transaction [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares						3,981,619
Shares issued to nominee of Trafigura | $ / shares						$ 29.00